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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sankaty Advisors, LLC*
Address:   John Hancock Tower
           200 Clarendon Street
           Boston, Massachusetts 02116

Form 13F File Number: 28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan S. Lavine
Title:     Manager
Phone:     (617) 516-2000

Signature, Place, and Date of Signing:

   /s/ Jonathan S. Lavine           Boston, MA                02/14/2013
---------------------------  -----------------------  -------------------------
       [Signature]                [City, State]                [Date]

* Sankaty Advisors, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                10

Form 13F Information Table Entry Total:           9

Form 13F Information Table Value Total:        169,256
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number         Name

1.    28-14551       Sankaty Credit Member, LLC

2.    28-14552       Sankaty Credit Member II, Ltd.

3.    28-14550       Sankaty Credit Opportunities Investors III, LLC

4.    28-14556       Sankaty Credit Opportunities III, L.P.

5.    28-14554       Sankaty Credit Opportunities Investors IV, LLC

6.    28-14555       Sankaty Credit Opportunities IV, L.P.

7.    28-14557       Sankaty Credit Opportunities (Offshore Master) IV, L.P.

8.    28-14553       Sankaty Credit Opportunities Investors (Offshore) IV, L.P.

9.    28-14558       Prospect Harbor Investors, LLC

10.   28-14559       Prospect Harbor Credit Partners, L.P.

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                              SANKATY ADVISORS, LLC
                   FORM 13F INFORMATION TABLE AS OF 12/31/12

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

                                                                                                        VOTING
                                                                                                       AUTHORITY
                                                                        VALUE   INVESTMENT  OTHER   ----------------
NAME OF ISSUER               TITLE OF CLASS   CUSIP      SHARES       (X$1000)  DISCRETION MANAGERS SOLE SHARED NONE
-------------------          -------------- ---------   --------- ------------- ---------- -------- ---- ------ ----
ACCURIDE CORP NEW            COM NEW        00439T206   4,433,371 $      14,231   (OTHER)                          X
AEROFLEX HLDG CORP           COM            007767106   2,702,796 $      18,920   (OTHER)                          X
CASTLE A M & CO              COM            148411101   1,100,000 $      16,247   (OTHER)                          X
DANA HLDG CORP               COM            235825205     955,567 $      14,916   (OTHER)                          X
SELECT MED HLDGS CORP        COM            81619Q105      13,396 $         126   (OTHER)                          X
SPIRIT AEROSYSTEMS HLDGS INC COM CL A       848574109   1,651,268 $      28,022   (OTHER)                          X
SWIFT TRANSN CO              CL A           87074U101     854,656 $       7,794   (OTHER)                          X
TRONOX LTD                   SHS CL A       Q9235V101   3,442,475 $      62,825   (OTHER)                          X
VERINT SYS INC               COM            92343X100     210,273 $       6,174   (OTHER)                          X

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